Impairment - Schedule of Impairment (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Impairment (Details) - Schedule of Impairment [Line Items]
Total impairment charge	£ 616	£ 353	£ 442
Other assets
Impairment (Details) - Schedule of Impairment [Line Items]
Total impairment charge	0	3	(1)
Loan commitments and financial guarantees
Impairment (Details) - Schedule of Impairment [Line Items]
Total impairment charge	9	(24)	(49)
Financial assets held at amortised cost
Impairment (Details) - Schedule of Impairment [Line Items]
Total impairment charge	606	375	492
Financial assets held at amortised cost | Loans and advances to customers
Impairment (Details) - Schedule of Impairment [Line Items]
Total impairment charge	604	375	492
Financial assets held at amortised cost | Debt securities
Impairment (Details) - Schedule of Impairment [Line Items]
Total impairment charge	2	0	0
Financial assets at fair value through other comprehensive income
Impairment (Details) - Schedule of Impairment [Line Items]
Total impairment charge	£ 1	£ (1)	£ 0